ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Other Liabilities, Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 9:-    ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2022	2021

Accrued expenses	$30,469	$32,812
Government authorities	25,530	26,911
Hedging transaction liability	32,195	2,677
Uncertain tax positions	—	416

	$88,194	$62,816